Employee Benefit Plans (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Stock-based compensation expense	$ 82,000	$ 71,000	$ 67,000
Weighted average exercise price	$ 17.76	$ 17.91	$ 17.97		$ 18.07
Compensation costs not yet recognized	$ 111,000
Employer's matching contribution	$ 199,000	$ 189,000	$ 179,000
Compensation cost not yet recognized, period for recognition	3 years
Cash received from option exercises	$ 90,000	0	172,000
Debt and equity instruments included in the plan assets	$ 12,132,000	13,070,000
Employer's safe harbor contribution rate	3.00%
Employer's safe harbor contribution payable	$ 238,000
Prior year contribution payable credited in current year		224,000
Defined contribution plan, cost recognized	$ 234,000	$ 222,000	$ 211,000
Percentage of increase (decrease) in pension liability	9.00%	12.00%
Settlement loss	$ 210,000	$ 377,000
Shares issued during period under employee stock purchase plans	2,134	1,961	3,764
Deferred compensation liability	$ 1,602,000	$ 1,609,000
Deferred compensation, compensation expense	40,000	33,000	$ 32,000
Salary continuation liability	1,256,000	1,264,000
Salary continuation period expense	103,000	127,000	185,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Present value of future plan liability	215,000	261,000
Supplemental retirement plans, cost recognized during period	$ 20,000	$ 25,000	30,000
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award expiration period	10 years
Award expiration date	Feb. 17, 2025
Shares authorized under share-based payment awards	300,000
Shares available for grant	164,955
Exercise price, lower range limit	$ 17.22
Exercise price, upper range limit	18.00
Weighted average exercise price	$ 17.91
Weighted average remaining contractual life	5 years 1 month 6 days
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of shares issued under long-term stock incentive plan	5,220	4,650
Award vesting period	3 years
Unrecognized compensation cost related to non-vested awards	$ 109,000
Employee Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares authorized under share-based payment awards	250,000
Shares available for grant	172,959
Number of share per year in addition to prior unissued shares	5,000
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net period benefit cost to be recorded next year	$ 117,000
Debt and equity instruments included in the plan assets	12,182,000	$ 13,117,000	$ 13,117,000			$ 13,840,000
Settlement loss	$ 210,000	$ 377,000
Percentage of vested benefit				100.00%
JVB Plan [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation	0.00%
Plan assets, actual allocation	10.00%	60.00%
JVB Plan [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets, target allocation	100.00%
Plan assets, actual allocation	90.00%	40.00%
JVB Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Debt and equity instruments included in the plan assets	$ 50,000	$ 46,000
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option price as a percentage of fair value	100.00%
Maximum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	5 years
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Option price as a percentage of fair value	95.00%
Minimum [Member] | Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting period	3 years